Other Receivables (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Receivables [Abstract]
Schedule of Other Receivables	The components of other receivables are as follows:
	March 31, 2023	June 30, 2022
Indirect taxes	13,270	306,040
Other	371,418	66,243
Other receivables	$384,688	$372,283

The components of other receivables follows:

	June 30, 2022	June 30, 2021
Marketing receivables from revenue partners	$-	$233,725
Receivable from revenue sharing arrangement	-	137,461
Indirect taxes	306,040	135,676
Other	66,243	151,883
Other receivables	$372,283	$658,745